Statements of Member's Equity - USD ($) $ in Millions	Total	Sabine Pass LNG-LP, LLC [Member]
Members' equity, beginning of period at Dec. 31, 2016	$ 486	$ 486
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions	7	7
Distributions	(781)	(781)
Net income (loss)	250	250
Member's equity, end of period at Dec. 31, 2017	(38)	(38)
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions	129	129
Distributions	(569)	(569)
Net income (loss)	944	944
Member's equity, end of period at Dec. 31, 2018	466	466
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions	164	164
Distributions	(231)	(231)
Net income (loss)	308	308
Member's equity, end of period at Mar. 31, 2019	707	707
Members' equity, beginning of period at Dec. 31, 2018	466	466
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	506
Member's equity, end of period at Sep. 30, 2019	521	521
Members' equity, beginning of period at Dec. 31, 2018	466	466
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions	1,046	1,046
Distributions	(1,851)	(1,851)
Net income (loss)	873	873
Member's equity, end of period at Dec. 31, 2019	534	534
Members' equity, beginning of period at Mar. 31, 2019	707	707
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions	642	642
Distributions	(965)	(965)
Net income (loss)	150	150
Member's equity, end of period at Jun. 30, 2019	534	534
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions	143	143
Distributions	(204)	(204)
Net income (loss)	48	48
Member's equity, end of period at Sep. 30, 2019	521	521
Members' equity, beginning of period at Dec. 31, 2019	534	534
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions	226	226
Distributions	(376)	(376)
Net income (loss)	360	360
Member's equity, end of period at Mar. 31, 2020	744	744
Members' equity, beginning of period at Dec. 31, 2019	534	534
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income (loss)	597
Member's equity, end of period at Sep. 30, 2020	907	907
Members' equity, beginning of period at Mar. 31, 2020	744	744
Increase (Decrease) in Partners' Capital [Roll Forward]
Capital contributions	261	261
Distributions	(200)	(200)
Net income (loss)	353	353
Member's equity, end of period at Jun. 30, 2020	1,158	1,158
Increase (Decrease) in Partners' Capital [Roll Forward]
Distributions	(135)	(135)
Net income (loss)	(116)	(116)
Member's equity, end of period at Sep. 30, 2020	$ 907	$ 907